Personnel costs - Additional information regarding defined benefit retirement plans (Details) - Retirement pension defined benefit plans kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Changes in net defined benefit liability (asset)
Number of smaller defined benefit plans | item	2
Skandia
Balance sheet
Fair value of plan assets				kr 288	kr 286	kr 303
COM HEM SWEDEN AB
Balance sheet
Present value of obligations				(450)
Fair value of plan assets				178
Sweden
Income statement
Current service costs	kr (27)	kr (33)	kr (27)
Net interest cost		(7)	2
Curtailments/settlements	(1)	7	(6)
Defined-benefit plans expense	(28)	(33)	(31)
Special employer's contribution	1	(3)	(10)
Net cost recognized in the income statement	(27)	(36)	(41)
Balance sheet
Fair value of plan assets				466	286	303
Net				(258)	29	54
Special employer's contribution				(27)	(22)	(21)
Net asset (+) / obligation (-) in balance sheet	7	33	39	(285)	7	33
of which assets				110	119	143
of which liabilities				(395)	(112)	(110)
Changes in net defined benefit liability (asset)
Net asset (+) / obligation (-) at beginning of year	7	33	39
Net asset/obligation at beginning of year, acquired operations	(266)
Net cost	(27)	(36)	(41)
Payments	40	39	51
Actuarial gains/losses in other comprehensive income	(39)	(29)	(16)
Net asset (+) / obligation (-) in balance sheet at end of year	kr (285)	kr 7	kr 33
Sweden | Funded
Balance sheet
Present value of obligations				(717)	kr (257)	kr (249)
Sweden | Non-funded
Balance sheet
Present value of obligations				kr (7)